Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Patents, amortization	$ 27,957	$ 24,935
Temporary equity, shares outstanding	34,461	34,853	34,853
Temporary equity, redeemable value	$ 3,446,113	$ 3,485,313	$ 3,485,313
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000	6,000,000,000
Common stock, shares issued	704,599,512	704,599,512	704,599,512
Common stock, shares outstanding	704,599,512	704,599,512	704,599,512
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, amortization	$ 27,957	$ 27,201	$ 24,179